Note 4 - Property and Equipment, Net - Equipment, Furniture, and Leasehold Improvements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Property and equipment, gross	$ 797	$ 534
Less: Accumulated depreciation and amortization	(314)	(295)
Property and equipment, net	$ 483	239
Equipment [Member]
Useful life (Year)	5 years
Property and equipment, gross	$ 657	454
Computer Equipment [Member]
Useful life (Year)	3 years
Property and equipment, gross	$ 83	56
Furniture and Fixtures [Member]
Useful life (Year)	7 years
Property and equipment, gross	$ 57	$ 24